Deferred Charges1 (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Balance at beginning of the year	$ 220	$ 7,358
Additions	1,041	1,481
Amortization and write-off	(1,322)	(7,243)
Transfers to held for sale	(956)	(286)
Subtotal	0	1,310
Less: current portion	0	(1,090)
Balance at the end of the year	0	220
[DryDockingMember]
Balance at beginning of the year	220	5,802
Additions	1,041	1,481
Amortization and write-off	(232)	(6,777)
Transfers to held for sale	(956)	(286)
Subtotal	0	220
Less: current portion		0
Balance at the end of the year		220
[FinancingCostsMember]
Balance at beginning of the year	0	1,556
Additions	0	0
Amortization and write-off	(1,090)	(466)
Transfers to held for sale	0	0
Subtotal	0	1,090
Less: current portion		(1,090)
Balance at the end of the year		$ 0